Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2020
Related Party Transactions
Share based compensation and compensation under options for our officers and directors
	Three months
	ended March 31,
	2020	2019
Salaries	$-	$-
Short-term employee benefits	550	556
Stock-based compensation	428,878	677,434
	$429,428	$677,990